INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes [Abstract]
Disclosure of income taxes
Income tax expense is as follows:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Current tax expense	201,274	189,492	153,739
Deferred tax expense/(income)	8,718	(18,290)	(9,410)
Taxes relating to prior periods	(1,232)	(3,567)	(214)
Total income tax expense	208,760	167,635	144,115

Disclosure of the reconciliation between actual income tax expense and the theoretical income tax expense
The reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the theoretical tax rates in effect in Italy, is as follows:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Theoretical income tax expense, net of IRAP	179,077	156,022	119,396
Tax effect on:
Permanent differences	(7,061)	(10,219)	5,846
Effect of changes in tax rate and tax regulations	4,862	1,280	4,005
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,344	853	1,631
Taxes relating to prior years	(1,232)	(3,567)	(214)
Withholding tax on earnings	2,420	2,017	(384)
Total income tax expense, net of IRAP	180,410	146,386	130,280
Effective tax rate, net of IRAP	24.2%	25.8%	30.0%
IRAP (current and deferred)	28,350	21,249	13,835
Total income tax expense	208,760	167,635	144,115

Disclosure of deferred tax liabilities
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016, is as follows:

	At December 31,
	2017	2016
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	63,286	72,142
To be recovered within 12 months	30,805	47,215
	94,091	119,357
Deferred tax liabilities:
To be realized after 12 months	(9,885)	(10,517)
To be realized within 12 months	(1,092)	(2,594)
	(10,977)	(13,111)
Net deferred tax assets	83,114	106,246

Disclosure of deferred tax assets
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016, is as follows:

	At December 31,
	2017	2016
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	63,286	72,142
To be recovered within 12 months	30,805	47,215
	94,091	119,357
Deferred tax liabilities:
To be realized after 12 months	(9,885)	(10,517)
To be realized within 12 months	(1,092)	(2,594)
	(10,977)	(13,111)
Net deferred tax assets	83,114	106,246

Disclosure of deferred income tax liabilities
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2016	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2017
	(€ thousand)
Deferred tax assets arising on:
Provisions	111,321	(6,959)	—	(2,119)	102,243
Deferred income	43,549	2,649	—	—	46,198
Employee benefits	2,370	(11)	203	—	2,562
Cash flow hedge reserve	7,325	—	(9,757)	—	(2,432)
Foreign currency exchange rate differences	3,028	(2,288)	—	—	740
Inventory obsolescence	24,569	13,515	—	(469)	37,615
Allowances for doubtful accounts	4,107	(94)	—	(14)	3,999
Depreciation	19,853	(3,283)	—	—	16,570
Other	13,833	2,007	—	(3,457)	12,383
Total deferred tax assets	229,955	5,536	(9,554)	(6,059)	219,878
Deferred tax liabilities arising on:
Depreciation	(17,592)	7,408	—	1,254	(8,930)
Capitalization of development costs	(90,480)	(24,295)	—	—	(114,775)
Employee benefits	(1,745)	(123)	—	—	(1,868)
Exchange rate differences	(3,547)	2,900	—	—	(647)
Cash flow hedge reserve	(1)	—	—	—	(1)
Lease accounting	(11,004)	352	—	—	(10,652)
Withholding tax on undistributed earnings	(1,150)	1,150	—	—	—
Total deferred tax liabilities	(125,519)	(12,608)	—	1,254	(136,873)
Deferred tax asset arising on tax loss carry-forward	1,810	(1,646)	—	(55)	109
Total net deferred tax assets	106,246	(8,718)	(9,554)	(4,860)	83,114

	At December 31, 2015	Recognized in consolidated income statement	Charged to equity	Changes in the scope of consolidation	Translation differences and other changes	At December 31, 2016
	(€ thousand)
Deferred tax assets arising on:
Provisions	77,915	29,461	—	(78)	4,023	111,321
Deferred income	39,318	4,231	—	—	—	43,549
Employee benefits	2,242	(54)	(18)	—	200	2,370
Cash flow hedge reserve	24,267	—	(16,943)	—	1	7,325
Foreign currency exchange rate differences	343	2,685	—	—	—	3,028
Inventory obsolescence	25,075	(626)	—	—	120	24,569
Allowances for doubtful accounts	3,633	485	—	—	(11)	4,107
Depreciation	21,682	(1,783)	—	—	(46)	19,853
Other	10,838	(1,808)	—	6,989	(2,186)	13,833
Total deferred tax assets	205,313	32,591	(16,961)	6,911	2,101	229,955
Deferred tax liabilities arising on:
Depreciation	(14,571)	(2,591)	—	—	(430)	(17,592)
Capitalization of development costs	(79,531)	(10,949)	—	—	—	(90,480)
Employee benefits	(1,713)	(32)	—	—	—	(1,745)
Exchange rate differences	(1,970)	(1,577)	—	—	—	(3,547)
Cash flow hedge reserve	(1)	—	—	—	—	(1)
Lease accounting	(11,457)	453	—	—	—	(11,004)
Withholding tax on undistributed earnings	(1,150)	—	—	—	—	(1,150)
Total deferred tax liabilities	(110,393)	(14,696)	—	—	(430)	(125,519)
Deferred tax asset arising on tax loss carry-forward	4,357	395	—	(2,949)	7	1,810
Total net deferred tax assets	99,277	18,290	(16,961)	3,962	1,678	106,246

Disclosure of deferred income tax assets
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2016	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2017
	(€ thousand)
Deferred tax assets arising on:
Provisions	111,321	(6,959)	—	(2,119)	102,243
Deferred income	43,549	2,649	—	—	46,198
Employee benefits	2,370	(11)	203	—	2,562
Cash flow hedge reserve	7,325	—	(9,757)	—	(2,432)
Foreign currency exchange rate differences	3,028	(2,288)	—	—	740
Inventory obsolescence	24,569	13,515	—	(469)	37,615
Allowances for doubtful accounts	4,107	(94)	—	(14)	3,999
Depreciation	19,853	(3,283)	—	—	16,570
Other	13,833	2,007	—	(3,457)	12,383
Total deferred tax assets	229,955	5,536	(9,554)	(6,059)	219,878
Deferred tax liabilities arising on:
Depreciation	(17,592)	7,408	—	1,254	(8,930)
Capitalization of development costs	(90,480)	(24,295)	—	—	(114,775)
Employee benefits	(1,745)	(123)	—	—	(1,868)
Exchange rate differences	(3,547)	2,900	—	—	(647)
Cash flow hedge reserve	(1)	—	—	—	(1)
Lease accounting	(11,004)	352	—	—	(10,652)
Withholding tax on undistributed earnings	(1,150)	1,150	—	—	—
Total deferred tax liabilities	(125,519)	(12,608)	—	1,254	(136,873)
Deferred tax asset arising on tax loss carry-forward	1,810	(1,646)	—	(55)	109
Total net deferred tax assets	106,246	(8,718)	(9,554)	(4,860)	83,114

	At December 31, 2015	Recognized in consolidated income statement	Charged to equity	Changes in the scope of consolidation	Translation differences and other changes	At December 31, 2016
	(€ thousand)
Deferred tax assets arising on:
Provisions	77,915	29,461	—	(78)	4,023	111,321
Deferred income	39,318	4,231	—	—	—	43,549
Employee benefits	2,242	(54)	(18)	—	200	2,370
Cash flow hedge reserve	24,267	—	(16,943)	—	1	7,325
Foreign currency exchange rate differences	343	2,685	—	—	—	3,028
Inventory obsolescence	25,075	(626)	—	—	120	24,569
Allowances for doubtful accounts	3,633	485	—	—	(11)	4,107
Depreciation	21,682	(1,783)	—	—	(46)	19,853
Other	10,838	(1,808)	—	6,989	(2,186)	13,833
Total deferred tax assets	205,313	32,591	(16,961)	6,911	2,101	229,955
Deferred tax liabilities arising on:
Depreciation	(14,571)	(2,591)	—	—	(430)	(17,592)
Capitalization of development costs	(79,531)	(10,949)	—	—	—	(90,480)
Employee benefits	(1,713)	(32)	—	—	—	(1,745)
Exchange rate differences	(1,970)	(1,577)	—	—	—	(3,547)
Cash flow hedge reserve	(1)	—	—	—	—	(1)
Lease accounting	(11,457)	453	—	—	—	(11,004)
Withholding tax on undistributed earnings	(1,150)	—	—	—	—	(1,150)
Total deferred tax liabilities	(110,393)	(14,696)	—	—	(430)	(125,519)
Deferred tax asset arising on tax loss carry-forward	4,357	395	—	(2,949)	7	1,810
Total net deferred tax assets	99,277	18,290	(16,961)	3,962	1,678	106,246